Earnout Liabilities - Narrative (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 25, 2022 USD ($) day $ / shares shares	Jan. 18, 2022	Dec. 31, 2023 day trading_day $ / shares shares	Dec. 31, 2022 shares	Feb. 25, 2022 USD ($)
Earnout Liability [Line Items]
Expected number of shares (in shares) | shares			1,775,962	1,775,962
Forfeiture Earnout
Earnout Liability [Line Items]
Earnout period		5 years
Earnout period, trigger price (in usd per share)	$ 10.00
Adjustment period	30 days
Earnout liability | $	$ 6.1				$ 1.0
Forfeiture Earnout | Trigger Price Two
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)	$ 15.00
Contingent consideration, threshold trading days | day	10
Contingent consideration, threshold non-consecutive trading days	20 days
Forfeiture Earnout | Class A ordinary shares
Earnout Liability [Line Items]
Contingent consideration, shares in escrow (in shares) | shares	310,127
CF V shares | Sponsor Earnout
Earnout Liability [Line Items]
Contingent consideration, threshold trading days | trading_day			10
Contingent consideration, threshold consecutive trading days | day			20
CF V shares | Sponsor Earnout | Trigger Price One
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)			$ 12.50
CF V shares | Sponsor Earnout | Trigger Price Two
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)			15.00
CF V shares | Sponsor Earnout | Trigger Price Three
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)			$ 20.00
CF V shares | Sponsor Earnout | Class A ordinary shares
Earnout Liability [Line Items]
Earnout period			5 years
Contingent consideration (in shares) | shares			1,869,000
Contingent consideration, forfeiture escrow shares retired and cancelled, percent			0.30